PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	Rp 10,043	Rp 9,862	Rp 8,509
Net periodic pension benefit cost	1,691	1,764	1,585
Actuarial (gain) losses recognized in OCI	755	(1,412)	1,612
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,064	1,005
Net periodic pension benefit cost	232	217	78
Actuarial (gain) losses recognized in OCI	Rp 107	Rp 41	Rp 13